ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2020 $	2021 $

Accounts receivable	370,977	394,080
Allowance for credit losses	(7,978)	(5,772)
	362,999	388,308

As of December 31, 2020 and 2021, all accounts receivable were due from third party customers.

An analysis of the allowance for credit losses is as follows:

$
Balance as of January 1, 2019	2,400
Provision for credit losses	3,256
Write-off of accounts receivable	(1,537)
Exchange differences	(36)
Balance as of December 31, 2019	4,083
Provision for credit losses	5,155
Write-off of accounts receivable	(1,415)
Exchange differences	155
Balance as of December 31, 2020	7,978
Provision for credit losses	(975)
Write-off of accounts receivable	(998)
Exchange differences	(233)
Balance as of December 31, 2021	5,772

Additions to the Company’s allowance for credit losses were recorded within general and administrative expenses.